SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

21.SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Group. The Group has two operating segments: medical examinations and other medical services and dental services, and they are also the reporting segments.

The Group does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Group has not made disclosure of total assets by reportable segments.

	For the years ended March 31,
	2016	2017	2018

Net revenues:
Medical examinations and other medical services	$364,635	$427,065	$546,610
Dental services	6,177	8,648	17,322

Total net revenues	370,812	435,713	563,932

Cost of revenues:
Medical examinations and other medical services	206,034	253,147	308,064
Dental services	4,875	8,987	17,592

Total cost of revenues	210,909	262,134	325,656

Gross profit:
Medical examinations and other medical services	158,601	173,918	238,546
Dental services	1,302	(339)	(270)

Total gross profit	159,903	173,579	238,276

Operating expenses:
Selling and marketing expenses	64,763	74,304	96,594
General and administrative expenses	65,422	82,783	126,255
Research and development expenses	3,716	3,194	3,055

Total operating expenses	133,901	160,281	225,904

Income from operations	$26,002	$13,298	$12,372

Components of net revenues are presented in the following table:

	For the years ended March 31,
	2016	2017	2018

Medical examinations	$308,053	$360,365	$451,005
Disease screening	27,092	34,951	55,233
Other services	29,490	31,749	40,372

Medical examinations and other medical services	364,635	427,065	546,610
Dental services	6,177	8,648	17,322

Total	$370,812	$435,713	$563,932

Substantially all of the Group’s revenues for the years ended March 31, 2016, 2017 and 2018 were generated from the PRC entities. Substantially all of the Group’s long-lived assets are located in the PRC as of March 31, 2017 and 2018.